Shareholder Report, Holdings (Details) - Brookmont Catastrophic Bond ETF	Jun. 30, 2025
US Treasury Bill 8/7/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
US Treasury Bill 8/14/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
US Treasury Bill 7/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Aragonite Re Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Bayou Re Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Ursa Re Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Titania Re Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Floodsmart Re Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Alamo Re Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Lightning Re Series 2023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.19%